Equity Method Investments - Investments In Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 04, 2021	Aug. 03, 2021
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	$ 62.7	$ 27.7
Funding provided by shareholder loan	9.8	25.5
Funding received from shareholder loan	(46.5)
Income / (loss) on a percentage basis	16.1	9.5	$ (9.0)
Guarantee provided	(5.9)
Disposal of investment	(7.0)
Balance as of December 31	19.4	62.7	27.7
Funding provided by shareholder loans				$ 5.4
Perfomex
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	48.0	31.4
Funding provided by shareholder loan	9.8	10.8
Funding received from shareholder loan	(31.6)
Income / (loss) on a percentage basis	0.5	5.8
Guarantee provided	0.0
Disposal of investment	0.0
Balance as of December 31	16.9	48.0	31.4
Funding provided by shareholder loans	9.8
Percentage acquired share by the entity				49.00%	49.00%
Perfomex II
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	9.5	0.0
Funding provided by shareholder loan	0.0	9.4
Funding received from shareholder loan	(9.5)
Income / (loss) on a percentage basis	2.5	0.1
Guarantee provided	0.0
Disposal of investment	0.0
Balance as of December 31	2.5	9.5	0.0
Percentage acquired share by the entity				49.00%	49.00%
Opex
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	5.2	(3.7)
Funding provided by shareholder loan	0.0	3.6
Funding received from shareholder loan	(3.7)
Income / (loss) on a percentage basis	14.1	5.3
Guarantee provided	(5.9)
Disposal of investment	(9.7)
Balance as of December 31	0.0	$ 5.2	(3.7)
Percentage acquired share by the entity		49.00%		49.00%	49.00%
Akal
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	0.0	$ 0.0
Funding provided by shareholder loan	0.0	1.7
Funding received from shareholder loan	(1.7)
Income / (loss) on a percentage basis	(1.0)	(1.7)
Guarantee provided	0.0
Disposal of investment	2.7
Balance as of December 31	$ 0.0	$ 0.0	$ 0.0
Percentage acquired share by the entity				49.00%	49.00%